Segmented information (Tables)	12 Months Ended
Mar. 30, 2013
Segment Reporting [Abstract]
Schedule of Information Relating to Segments

Certain information relating to the Company’s segments for the years ended March 30, 2013, March 31, 2012, and March 26, 2011, respectively, is set forth below:

	Retail			Other			Total
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(In thousands)
Sales to external customers	$274,725	$279,345	$257,150	$18,034	$22,972	$13,798	$292,759	$302,317	$270,948
Inter-segment sales	$—	$—	$—	$25,126	$27,076	$21,875	$25,126	$27,076	$21,875
Unadjusted gross profit	$120,554	$125,749	$113,131	$10,612	$13,945	$8,626	$131,166	$139,694	$121,757

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2013, March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Unadjusted gross profit	$131,166	$139,694	$121,757
Inventory provisions	(2,763)	(2,998)	(3,034)
Other unallocated costs	(2,527)	(3,051)	(2,417)
Adjustment of intercompany profit	298	(415)	2

Adjusted gross profit	$126,174	$133,230	$116,308

Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 30, 2013	March 31, 2012	March 26, 2011
	(In thousands)
Geographic Areas
Net sales:
Canada	$158,834	$163,027	$144,903
United States	133,925	139,290	126,045

	$292,759	$302,317	$270,948

Long-lived assets:
Canada	$18,966	$20,330	$20,232
United States	9,963	7,805	7,366

	$28,929	$28,135	$27,598

Classes of Similar Products
Net sales:
Jewelry and other	$164,492	$172,487	$159,306
Timepieces	128,267	129,830	111,642

	$292,759	$302,317	$270,948